GEOGRAPHIC CONCENTRATIONS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Geographic Concentrations
SCHEDULE OF GEOGRAPHICAL OPERATIONS

Geographic Concentration:

Net Revenue:	Six months ended March 31, 2026	Six months ended March 31, 2025
P.R.C.	$18,983,787	$22,853

Property and equipment, net:	March 31, 2026	September 30, 2025
P.R.C.	$1,150	$2,200

Geographic Concentration

Net Revenue:	Year Ended September 30, 2025	Year Ended September 30, 2024
North America	$-	$1,924,293
P.R.C	10,297,778	5,998
	10,297,778	1,930,291

Property and equipment, net:	Year Ended September 30, 2025	Year Ended September 30, 2024
North America	$-	$2,268
P.R.C	2,200	-
	2,200	2,268